CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
Net revenues		$ 60,245	¥ 418,281	¥ 154,675	¥ 52,210
Cost of revenues		(21,195)	(147,157)	(59,668)	(22,214)
Gross profit		39,050	271,124	95,007	29,996
Operating expenses:
Sales and marketing expenses	[1]	(66,958)	(464,890)	(297,337)	(81,269)
Product development expenses		(21,995)	(152,709)	(54,597)	(10,781)
General and administrative expenses		(23,860)	(165,657)	(64,903)	(31,553)
Total operating expenses		(112,813)	(783,256)	(416,837)	(123,603)
Loss from operations		(73,763)	(512,132)	(321,830)	(93,607)
Interest income and other expense, net		(148)	(1,030)	(353)	(1,213)
Loss before income tax expenses		(73,911)	(513,162)	(322,183)	(94,820)
Income tax expenses		(233)	(1,616)	(4,903)	(6,882)
Net loss		(74,144)	(514,778)	(327,086)	(101,702)
Accretions to preferred shares redemption value		(13,198)	(91,631)	(75,665)	(23,020)
Deemed dividends at re-designation of ordinary shares to preferred shares | ¥					(5,665)
Deemed contribution from preferred shareholders		377	2,618
Net loss attributable to the Company's ordinary shareholders		(86,965)	(603,791)	(402,751)	(130,387)
Net loss		(74,144)	(514,778)	(327,086)	(101,702)
Other comprehensive income:
Foreign currency translation adjustments		3,990	27,700	3,014	2,308
Total comprehensive loss		$ (70,154)	¥ (487,078)	¥ (324,072)	¥ (99,394)
Weighted average number of ordinary shares used in computing basic and diluted loss per share | shares		199,039,819	199,039,819	72,267,532	76,308,165
Net loss per share attributable to ordinary shareholders-basic and diluted | (per share)		$ (0.44)	¥ (3.03)	¥ (5.57)	¥ (1.71)
ADS
Other comprehensive income:
Net loss per share attributable to ordinary shareholders-basic and diluted | (per share)	[2]	$ (6.55)	¥ (45.50)	¥ (83.55)	¥ (25.65)

[1]	Share-based compensation expenses were allocated to operating expenses as follows:Sales and marketing expenses — — (5,082) (732)Product development expenses — — (16,202) (2,334)General and administrative expenses — — (26,958) (3,883)
[2]	(2) Each American depositary share (“ADS”) represents fifteen ordinary shares